                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09751

                      FORTRESS REGISTERED INVESTMENT TRUST
               (Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th Floor, New York, NY                   10105
      (Address of principal executive offices)                        (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS REGISTERED INVESTMENT TRUST

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
AUDIT REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                 1

CONSOLIDATED FINANCIAL STATEMENTS:

   Consolidated Statement of Assets and Liabilities at December 31, 2005      2

   Consolidated Schedule of Investments at December 31, 2005                  3

   Notes to Consolidated Schedule of Investments                              5

   Consolidated Statement of Operations for the Year Ended December 31,
      2005 and Consolidated Financial Highlights for the Years Ended
      December 31, 2005, 2004, 2003, 2002 and 2001                            6

   Consolidated Statement of Cash Flows for the Year Ended December 31,
      2005                                                                    7

   Consolidated Statements of Changes in Net Assets for the Years Ended
      December 31, 2005 and 2004                                              8

   Notes to Consolidated Financial Statements                                 9

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Fortress Registered Investment Trust

We have audited the accompanying consolidated statement of assets and liabilities of Fortress Registered Investment Trust ("the Company"), including the consolidated schedule of investments, as of December 31, 2005, and the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended. These consolidated financial statements and consolidated financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of Fortress Registered Investment Trust at December 31, 2005, the consolidated results of its operations and its consolidated cash flows for the year then ended, the changes in its consolidated net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                    /s/Ernst & Young

New York, NY
February 28, 2006

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
(dollar amounts in thousands)

                                                                         December 31, 2005
                                                                         -----------------
ASSETS
   Investments in controlled affiliates, at fair value (cost $338,995)      $ 1,639,450
   Cash and cash equivalents                                                     64,956
   Due from affiliates                                                           10,947
   Other assets                                                                   5,177
                                                                            -----------
                                                                              1,720,530
                                                                            -----------
LIABILITIES
   Margin loan                                                                  464,402
   Interest payable                                                               2,175
   Accounts payable and other liabilities                                        13,304
   Due to affiliates                                                              6,579
   Preferred equity (mandatorily redeemable)                                         52
                                                                            -----------
                                                                                486,512
                                                                            -----------
Commitments and contingencies                                                        --
                                                                            -----------
NET ASSETS (1,000,000 shares issued and outstanding)                        $ 1,234,018
                                                                            ===========
NET ASSETS CONSIST OF:
   Capital paid in                                                          $   974,134
   Capital distributed                                                       (1,040,571)
   Undistributed net investment income                                               --
   Undistributed net realized capital gains                                          --
   Accumulated net unrealized gain                                            1,300,455
                                                                            -----------
                                                                            $ 1,234,018
                                                                            ===========

See notes to consolidated financial statements

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

                                                                                                             DIVIDENDS,
                                                                                              NUMBER OF       INTEREST
                                                                                               SHARES,          AND
                          % OF                                                               PRINCIPAL/       REALIZED
                       CONTROLLED    COST                                                     NOTIONAL        GAINS AND
CONTROLLED AFFILIATE    AFFILIATE   (C)(D)   NAME OF ISSUE OR NATURE OF INDEBTEDNESS HELD     AMOUNT           LOSSES    FAIR VALUE
(A)                       OWNED     (000S)   BY CONTROLLED AFFILIATE                          (000S)           (000S)       (000S)
---------------------  ----------  --------  ----------------------------------------------  -----------     ----------  ----------
FRIT Capital Trading      100%     $ 20,052  U.S. Government treasury securities; 3.98%;     $ 2,025,000      $ (1,829)  $2,005,216
LLC                                          sold January 2006

                                             Repurchase agreement with Goldman Sachs & Co.   $(1,985,164)           --   (1,985,164)
                                             Inc.; 4.09%; repaid January 2006

Fortress Brookdale         92%       36,740  Brookdale Senior Living Inc., an owner and            9,929         4,544      271,353
Acquisition LLC                              operator of senior living facilities, common
                                             stock (restricted as to public resale until
                                             March 2006)

                                             Dividend receivable                             $     2,276            --        2,276

FRIT Palazzo Due LLC      100%           --  Palazzo Finance Due S.p.A. Class D Asset        E    11,476         7,037       13,837
                                             Backed Variable Return Notes; due 2032

                                             Foreign Currency Hedges (e)                              (e)           --          165

FRIT Ital SL              100%       17,630  Italfondiario SpA , an Italian holding               11,000            --       47,396
                                             company, common stock

                                             Foreign Currency Hedges (e)                              (e)        1,382          395

Portland Acquisition      100%       16,576  168,000 square foot building in Portland, OR             --            --       12,000
I LLC

Fortress UK               100%       83,375  Mapeley Limited, a British real estate                6,740        10,739      311,806
Acquisition Company                          operating company, common stock (g)
("FUKA")
                                             Royal Bank of Scotland swaps related to                  --         3,340        2,771
                                             Palazzo Due

                                             Restricted cash                                 $     5,433           126        5,433

                                             Foreign Currency Hedges (e)                              (e)       11,115        1,774

Ital SP Acquisition       100%        4,672  Undivided net interest in approximately 6,600           N/A            --       10,466
GP LLC,SPGP LLC, FRIT                        Italian defaulted secured loans on real
Ital SP Acquisition                          estate, subject to seller financing from San
LP and FRIT SP LP                            Paolo IMI in the amount of E9.3 million,
                                             bearing interest at Euribor plus 1.10%
                                             and due June 2006

                                             Foreign Currency Hedges (e)                              (e)           --          110

NCS I LLC                  42%        3,349  NCS Holding Company, a speciality finance                 1         5,465       20,676
                                             company and loan servicer, common stock

FRIT PINN LLC             100%      152,619  Global Signal Inc. (formerly known as Pinnacle       19,162        33,511      827,105
                                             Holdings Inc.), a provider of
                                             telecommunication rental space, common stock
                                             (g)

                                             Options to purchase common shares of Global             644            --       16,203
                                             Signal Inc. at $18 per share; expire June 2014

                                             Margin loan with Bank of America; LIBOR +       $        --       (13,435)          --
                                             3.50%; due June 2006

                                             LIBOR interest rate cap at 3.00%; matures June  $   160,000          (139)       1,309
                                             2006

                                             Restricted cash                                 $        --           114           --

See notes to consolidated schedule of investments and consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

                                                                                          NUMBER OF
                                                                                           SHARES,      DIVIDENDS,
                                   % OF                                                  PRINCIPAL/    INTEREST AND
                                CONTROLLED                  NAME OF ISSUE OR NATURE OF    NOTIONAL       REALIZED
                                AFFILIATE    COST (C)(D)       INDEBTEDNESS HELD BY        AMOUNT       GAINS AND     FAIR VALUE
CONTROLLED AFFILIATE (A)          OWNED        (000S)          CONTROLLED AFFILIATE        (000S)     LOSSES (000S)     (000S)
------------------------       -----------   -----------   ---------------------------   ----------   -------------   ----------
Ital Investment Holdings II        100%              --    100% net economic interest        N/A          48,025          51,833
   LLC and Ital Tre                                        in Palazzo Finance Quattro
   Investors LP                                            Limited, an owner of
                                                           approximately 4,300
                                                           nonperforming Italian
                                                           secured loans on real
                                                           estate, subject to a
                                                           E255 million loan from
                                                           Lehman Brothers, bearing
                                                           interest at 3-month Euribor
                                                           1.50% and due June 2008

                                                           Cash                            $ 118              --             118

                                                           Foreign Currency Hedges (e)        (e)         11,905             790

FRIT BPC Acquisition LLC (f)       100%              --    AH Battery Park Owner LLC,
                                                           owner of an assisted living
                                                           facility, term loan; LIBOR
                                                           + 2.70%; repaid March 2005         --          12,380              --

                                                           AH Battery Park Owner LLC
                                                           discounted, non-performing
                                                           19.50% mezzanine loan;
                                                           repaid March 2005                  --          14,158              --

                                                           GE Capital repo financing;
                                                           LIBOR+3.75% (floor 5.00%);
                                                           repaid March 2005                  --            (393)             --

Direct investment of FRIT                         3,982    Global Signal Inc. common         500             874          21,582
                                                           stock (g)

                                               --------                                                 --------      ----------
                               Total
                               Investments
                               (b)             $338,995                                                 $148,919      $1,639,450
                                               ========                                                 ========      ==========

See notes to consolidated schedule of investements and consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

(a) An affiliated company is a company in which Fortress Registered Investment Trust ("FRIT") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FRIT's controlled affiliates invest principally in real estate related debt and equity securities.

(b) The United States Federal income tax basis of FRIT's investments at the end of the period was approximately $183.9 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $1,455.6 million (gross unrealized appreciation of $1,490.1 million and gross unrealized depreciation of $34.5 million).

(c)  Net of returns of capital.

(d)  Purchases/fundings occurred throughout the period.

(e) The foreign currency hedges held by FRIT on behalf of its investments are comprised of the following:

FORWARD CONTRACTS

Notional                           Fair
 Amount               Maturity    Value
 (000's)   Currency     Date     ($000s)
--------   --------   --------   -------
FRIT Palazzo Due LLC
  15,700      EUR     3/7/2006    $  165
                                  ======
FRIT Ital SL
  23,300      EUR     3/7/2006    $  395
                                  ======
Fortress UK Acquisition Company
 114,152      GBP     3/2/2006    $  623
  87,848      GBP     3/7/2006     1,151
                                  ------
                                  $1,774
                                  ======
Ital SP Acquisition GP LLC, et al
  10,500      EUR     3/7/2006    $  110
                                  ======
Ital Investment Holdings II LLC
  50,000      EUR     3/7/2006    $  790
                                  ------
                                  $  790
                                  ======

(f) FRIT continues to maintain an investment in its controlled affiliates; however, the investment held by the controlled affiliate has been settled.

(g)  These securities serve as collateral for the margin loan (Note 4)

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS
(dollar amounts in thousands)

                                                              Year Ended
                                                          December 31, 2005
                                                          -----------------
Income
   Dividends from controlled affiliates                        $ 41,600
   Interest income from controlled affiliates                     4,572
   Other income                                                   2,702
                                                               --------
                                                                 48,874
                                                               --------
Expenses
   Interest expense                                               2,378
   Compensation and benefits                                      1,832
   General and administrative expense                             2,604
                                                               --------
                                                                  6,814
                                                               --------
Net investment income                                            42,060
Net realized gain from controlled affiliate investments          78,346
Net unrealized gain on controlled affiliate investments         775,577
Net realized gain from foreign exchange hedges                   24,401
                                                               --------
Net gain on investments                                         878,324
                                                               --------
Net increase in net assets resulting from operations           $920,384
                                                               ========

                                                                                    Year Ended December 31,
                                                                       ---------------------------------------------------
FINANCIAL HIGHLIGHTS                                                      2005       2004       2003     2002       2001
--------------------                                                   ---------   --------   -------  --------   --------
Disclosure of certain ratios:
   Ratio of total expenses to average net assets                             0.6%       1.0%      1.5%      2.0%       3.3%
   Ratio of net investment income (loss) to average net assets               3.7%       3.3%      5.2%      7.4%      11.7%
   Portfolio turnover rate***                                               27.1%       8.4%     20.2%     41.3%      36.4%
   IRR since inception                                                      36.6%      27.8%     14.5%     18.6%      22.6%
   Total return                                                            111.4%      76.8%      4.7%     14.6%      22.8%

Per share information:
   Net assets, beginning of period                                     $  964.37   $ 667.63   $698.69  $ 611.16   $ 432.08
   Net investment income (loss) **                                         42.06      26.86     34.28     46.94      71.19
   Net realized gain from controlled affiliate investments**               78.35     124.93      2.41     29.90      18.64
   Net unrealized gain (loss) on controlled affiliate investments**       775.58     446.13     (4.67)     5.90      51.62
   Net realized gain (loss) from foreign exchange hedges**                 24.40     (20.15)     0.00      0.00       0.00
                                                                       ---------   --------   -------  --------   --------
   Net increase in net assets resulting from operations**                 920.39     577.77     32.02     82.74     141.45

   Contributions                                                              --      99.79      0.00    276.36     187.53
   Distributions (includes tax return of capital distributions
      of $552.40, $241.27, $0.00, $222.81, and $62.60, respectively)     (650.74)   (380.82)   (63.08)  (271.57)   (149.90)
                                                                       ---------   --------   -------  --------   --------
   Net assets, end of period                                           $1,234.02   $ 964.37   $667.63  $ 698.69   $ 611.16
                                                                       =========   ========   =======  ========   ========

** Based on the weighted average number of shares outstanding during the period of 1,000,000.

*** Rate is computed based on the lesser of purchases and sales (contributions and distributions) of controlled affiliates.

                 See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENT OF CASH FLOWS
(dollar amounts in thousands)

                                                                       Year Ended
                                                                   December 31, 2005
                                                                   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                   $ 920,384
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
   Net realized gain from controlled affiliate investments               (78,346)
   Net realized gain from foreign exchange hedges                        (24,401)
   Net unrealized gain on controlled affiliate investments              (775,577)
   Investments in controlled affiliates                                 (310,858)
   Distributions from controlled affiliates                              363,223
   Change in:
      Due from affiliates                                                 (6,243)
      Other assets                                                        (4,590)
      Due to affiliates                                                    6,579
      Interest payable                                                     2,175
      Accounts payable and other liabilities                               3,408
                                                                       ---------
Net cash provided by operating activities                                 95,754
                                                                       ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Draws on margin loan                                                  464,402
   Capital contributions                                                    --
   Capital distributions                                                (650,736)
                                                                       ---------
Net cash used in financing activities                                   (186,334)
                                                                       ---------
NET DECREASE IN CASH AND CASH EQUIVALENTS                                (90,580)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                           155,536
                                                                       ---------
CASH AND CASH EQUIVALENTS, END OF PERIOD                               $  64,956
                                                                       =========
CASH PAID DURING THE PERIOD FOR INTEREST EXPENSE                       $      --
                                                                       =========

                 See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

                                                                  Year Ended          Year Ended
                                                              December 31, 2005   December 31, 2004
                                                              -----------------   -----------------
Increase (decrease) in net assets resulting from operations
   Net investment income                                         $   42,060           $  26,864
   Net realized and unrealized gain (loss) on controlled
      affiliate investments                                         878,324             550,911
                                                                 ----------           ---------
Net increase in net assets resulting from operations                920,384             577,775
Capital contributions                                                    --              99,786
Capital distributions                                              (505,929)           (249,167)
Distributions from net investment income                            (42,060)            (26,864)
Distributions of realized gains                                    (102,747)           (104,786)
                                                                 ----------           ---------
Net increase in net assets                                          269,648             296,744
Net assets, beginning of period                                     964,370             667,626
                                                                 ----------           ---------
Net assets, end of period                                        $1,234,018           $ 964,370
                                                                 ==========           =========
Undistributed net investment income                              $       --           $      --
                                                                 ==========           =========

                 See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

1.   ORGANIZATION

     Fortress Registered Investment Trust (together with its subsidiaries, "FRIT") was formed on November 23, 1999 as a Delaware business trust and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). FRIT principally invests in real estate-related debt and equity securities. The sole substantive investor in FRIT is Fortress Investment Fund LLC ("Fund I").

     FUND I

     The managing member of Fund I is Fortress Fund MM LLC (the "Fund I Managing Member"), which is approximately 98% owned, through subsidiaries, by Newcastle Investment Holdings LLC ("Holdings"), and approximately 2% owned by Fortress Investment Group LLC (the "Manager") and its affiliates. Holdings and its affiliates, including the Fund I Managing Member, have committed to contribute an aggregate of $100 million, or approximately 11.5% of Fund I's total committed capital, to Fund I; in the aggregate, Holdings and 21 unaffiliated investors (collectively, the "Investors") have committed approximately $872.8 million (the "Capital Commitment") to Fund
     I. The Capital Commitment was available for all Fund I business, including new investments, over the three years ended April 28, 2003. Subsequent to that date, the Capital Commitment may not be drawn to fund new investments, but is available to maintain the ongoing business of Fund I.

     The Fund I Managing Member is entitled to an incentive return (the "Incentive Return") generally equal to 20% of Fund I's returns, as defined, subject to: 1) a 10% cumulative preferred return payable to the Investors and 2) a clawback provision which requires amounts previously distributed as Incentive Return to be returned to Fund I if, upon liquidation of Fund I, the amounts ultimately distributed to each Investor do not meet a 10% cumulative preferred return to the Investors. Fund I is managed by the Manager pursuant to the Managing Member's operating agreement and a management agreement between the Manager and the Fund I Managing Member. In accordance with those agreements, (a) the Manager is entitled to 100% of the management fee payable by Fund I, as further described in Note 3, (b) the Manager is entitled to 50% of the Incentive Return payable by Fund I,
     (c) Holdings is entitled to 50% of the Incentive Return payable by Fund I and (d) Holdings is entitled to receive 100% of the investment income or loss attributable to the capital invested in Fund I by the Fund I Managing Member. The Manager of Fund I also manages Holdings.

     During the year ended December 31, 2005, FRIT distributed $650.7 million to Fund I, which Fund I subsequently distributed to the Investors. As of December 31, 2005, Fund I had drawn, net of recallable capital distributions, $854.0 million (or 97.8%) of its committed capital.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). As a RIC, FRIT reports its investments at fair value, including its investments in subsidiaries. As a RIC, FRIT does not consolidate its majority-owned and controlled investments, except to the extent that such companies are investment companies or operating subsidiaries. None of FRIT's investments were investment companies during the period. FRIT consolidates its operating subsidiary, Fortress Capital Finance LLC ("FCF"). All significant intercompany transactions and balances have been eliminated.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, FRIT may encounter two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on FRIT's investments in loans, securities or derivatives, as applicable, that results from a borrower's or derivative counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities held by FRIT. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks. FRIT also invests in the securities of companies located outside of the United States. FRIT's international operations are subject to the same risks associated with its United States operations as well as additional risks, such as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax consequences and the burden of complying with foreign laws. Additionally, FRIT is subject to tax risks. If FRIT were to fail to qualify as a Regulated Investment Company in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate tax rates, which could be material.

     VALUATION OF ASSETS AND LIABILITIES - Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price,

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

     except for short positions and call options written, if any, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value.

     Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined in accordance with FRIT's valuation policies as approved by FRIT's board of trustees. Such policies include, among other methods, the utilization of discounted cash flow analyses.

     Investments in entities whose functional currency is other than the U.S. dollar are valued based on the spot rate of their respective currency at the end of the respective reporting period. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. FRIT does not isolate that portion of the results of operations resulting from changes in foreign currency rates on investments from the fluctuations arising from changes in the fair value of the issue or indebtedness held. FRIT may utilize foreign currency exchange contracts for the purpose of hedging, in part, the risk of changes in foreign currency exchange rates with respect to its investments. Such contracts have been presented together with the underlying hedged assets in the accompanying schedule of investments.

     Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by FRIT, and the differences could be material.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these consolidated financial statements as FRIT's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its members.

     DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded when paid. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

     During the year ended December 31, 2005, FRIT declared and paid distributions of $650.7 million to Fund I. The tax character of these distributions is estimated as follows (in thousands):

Ordinary dividends       $  6,780
Long-term capital gain     91,366
Return of capital         552,590
                         --------
                         $650,736
                         ========

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

     The difference between book basis net investment income, plus net realized gains from controlled affiliates, and the distributions made is primarily due to (i) tax basis capital gains recognized from loan settlements not recognized under GAAP, (ii) non-taxable distributions by controlled affiliates of FRIT and (iii) tax basis disallowed ordinary losses.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - FRIT records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date it is received. Interest income is recognized as earned on an accrual basis, as are fixed rate preferred dividends. Discounts and premiums on investments are amortized over the life of the respective investment using the effective interest method.

     FRIT does not accrue interest on loans that are past due more than 90 days, or sooner when the probability of collection of interest is deemed insufficient to warrant further accrual. Upon such a determination, these loans are considered to be non-performing.

     CASH AND CASH EQUIVALENTS - FRIT considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Substantially all of FRIT's amounts on deposit with major financial institutions exceed insured limits.

3.   MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

     FUND I

     The Manager is paid annual fees by Fund I in exchange for advising Fund I on various aspects of its business, formulating Fund I's investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing Fund I's day-to-day operations. In addition, the Manager is reimbursed for various expenses incurred by the Manager on Fund I's behalf, including the costs of legal, accounting and other administrative activities.

     The management fee is calculated at an annual rate of 1.0% of Fund I's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined). The Capital Commitment year ended April 28, 2003. Furthermore, the Manager is paid an annual administrative fee on a graduated scale up to 0.5% of Fund I's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined), based on the size of each Investor's capital commitment. Holdings and its affiliates are not charged management or administrative fees for their investment in Fund I.

     During the year ended December 31, 2005, Fund I incurred $4.1 million of management and administrative fees.

     The Incentive Return, as described in Note 1, is payable on a Portfolio Investment (as defined) basis, as realized. Accordingly, an Incentive Return may be paid to the Fund I Managing

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

     Member in connection with a particular Fund I investment if and when such investment generates proceeds to Fund I in excess of the capital called with respect to such investment, plus a 10% cumulative preferred return thereon. If upon liquidation of Fund I the aggregate amount paid to the Fund I Managing Member as Incentive Return exceeds the amount actually due to the Fund I Managing Member (that is, amounts that should instead have been paid to Investors) after taking into account the aggregate return to Investors, the excess is required to be returned by the Fund I Managing Member (that is "clawed back") to Fund I. From inception through December 31, 2005, $127.9 million of Incentive Return has been distributed or accrued, all of which is subject to clawback.

     FRIT

     Certain employees and affiliates of FRIT, Fund I and the Manager own $0.1 million of mandatorily redeemable preferred equity in FRIT which is entitled to cumulative preferred dividends at an annual rate of 10% with a liquidation preference of $0.1 million.

     In 2001, an employee co-investment program was adopted whereby certain employees of the Manager and of FRIT's operating subsidiary have the opportunity to invest in Fund I by purchasing part of Holdings' investment. The purpose of the program is to align the interests of FCF's employees and the employees of the Manager with those of Fund I's Investors, including Holdings, and to enable the Manager and FCF to retain such employees and provide them with appropriate incentives and rewards for their performance. These employees are integral to the success of FRIT, Fund I and Holdings. Holdings has set aside $10.0 million of its commitment to Fund I for this program, of which $6.9 million has been allocated. The Manager will pay up to $0.1 million of the purchase price of these commitments on behalf of employees.

     FCF earns management fees from certain controlled affiliates in exchange for managing various aspects of their operations. These fees are recorded in Other Income from Controlled Affiliates.

     FRIT is party to an agreement (the "Expense Allocation Agreement") between FRIT and other investment vehicles managed by the Manager (the "Managed Funds") whereby the operating expenses of the Managed Funds' operating subsidiaries are allocated based on the relative ratios of each of the Managed Funds' Invested Capital or Capital Commitments, as defined.

     The balance of Due From Affiliates is comprised of management fee income due from Fortress Brookdale Acquisition ($0.5 million) and amounts funded on behalf of operating subsidiaries of other Managed Funds ($10.4 million). The balance of Due To Affiliates is comprised of amounts funded on behalf of FRIT by other Managed Funds ($6.5 million).

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

4.   DEBT, COMMITMENTS AND CONTINGENCIES

     MARGIN LOAN - In December 2005, FRIT entered into a margin loan agreement with Deutsche Bank AG whereby Deutsche Bank AG advanced $464.4 million to FRIT against the value of 6.7 million shares of Mapeley Limited and 19.7 million shares of Global Signal Inc. that are owned by FUKA and FRIT PINN LLC, respectively. Additionally, 99.985% of FRIT's ownership in FUKA and FRIT PINN LLC provide additional security for the loan. The loan bears interest at LIBOR plus 2.85% (approximately 7.33% at December 31, 2005) and matures in December 2006. During December 2005, the average balance outstanding was approximately $464.4 million or $464.40 per share and the first interest payment is due in March 2006. The margin loan bears a floating rate of interest. FRIT believes that for similar financial instruments with comparable credit risks, its effective rate approximates a market rate. Accordingly, the carrying amount outstanding is believed to approximate fair value.

     GUARANTEES OF SUBSIDIARIES' OBLIGATIONS - SPV IEFFE SpA (See Ital SP Acquisition GP LLC on FRIT's Schedule of Investments) acquired a portfolio of distressed loans from SanPaolo Imi SpA in part with financing provided by the seller. FRIT has guaranteed that SPV IEFFE SpA will make the scheduled principal and interest payments under the terms of the seller financing through June 2006. The outstanding amount of the seller financing was approximately $11.0 million (EUR 9.3 million) at December 31, 2005.

     FUKA is a party to swap transactions relating to FRIT's investment in FRIT Palazzo Due LLC. FRIT has guaranteed, with no limit through 2032, FUKA's obligations, if any, to pay under the terms of the swap agreements. The swaps settle semi-annually, with the first settlement occurring August 23, 2001.

FORTRESS REGISTERED INVESTMENT TRUST
UNAUDITED STATEMENT OF ADDITIONAL INFORMATION
I. Trustees' and Officers' Information

Name (age)                                                                                          No. of Portfolios in
Position (held since)                                                                               Fund Complex for
Address (see Footnote 3)      Principal Occupation During Past 5 yrs       Other Directorships      which Trustee Serves
---------------------------   --------------------------------------   --------------------------   --------------------
INDEPENDENT TRUSTEES (1)(4)

MARK A. BARNARD (57)          -    MANAGING DIRECTOR OF PRIVATE                                               2
                                   INVESTMENTS AT HOWARD HUGHES
TRUSTEE (FEBRUARY 2002)            MEDICAL INSTITUTE (1995 -
                                   PRESENT)

DENNIS PORTERFIELD (69)       -    EXECUTIVE VICE PRESIDENT AND        -    HACKENSACK UNIVERSITY             3
                                   SENIOR INVESTMENT OFFICER OF             MEDICAL CENTER
TRUSTEE (DECEMBER 1999)            SUMMIT BANCORP. (JULY 1994 - JULY
                                   1999)

JOHN C. SITES, JR. (54)       -    GENERAL PARTNER OF DAYSTAR          -    COVENANT HOUSE                    2
                                   SPECIAL SITUATIONS FUND, L.P. AND
TRUSTEE (DECEMBER 1999)            ROCK CREEK PARTNERS II, LTD.        -    THE WALKER COMPANIES
                                   (NOVEMBER 1995-PRESENT)

INTERESTED TRUSTEES (1)

WESLEY R. EDENS (44)          -    PRINCIPAL OF FORTRESS INVESTMENT    -    BROOKDALE SENIOR                  4
                                   GROUP LLC (MAY 1998 TO PRESENT)          LIVING INC.
CHAIRMAN OF THE BOARD OF
TRUSTEES (NOVEMBER 1999)                                               -    EUROCASTLE INVESTMENT
                                                                            LIMITED

                                                                       -    GLOBAL SIGNAL INC.

                                                                       -    GREEN TREE INC.

                                                                       -    ITALFONDIARIO S.P.A.

                                                                       -    MAPELEY LTD.

                                                                       -    NEWCASTLE INVESTMENT
                                                                            CORP.

CARMEN J. GIGLIOTTI, CFA,     -    MANAGING DIRECTOR OF PRIVATE        -    ABRY BROADCAST                    2
CPA (50)                           MARKETS AT DUPONT CAPITAL                PARTNERS II, III, AND
                                   MANAGEMENT (1992 - PRESENT)              IV
TRUSTEE (DECEMBER 1999)
                                                                       -    SOROS REAL ESTATE
                                                                            INVESTORS

MARCIA HAYDEL (43)            -    PORTFOLIO MANAGER OF THE GLOBAL     -    APOLLO INVESTMENT                 2
                                   PRIVATE MARKETS GROUP AT GENERAL         FUND
TRUSTEE (AUGUST 2000)              MOTORS ASSET MANAGEMENT (1999 -
                                   PRESENT)                            -    CLAYTON, DUBILIER &
                                                                            RICE
                              -    VICE PRESIDENT OF FIXED INCOME AT
                                   ALLIANCE CAPITAL MANAGEMENT         -    DLJ MERCHANT BANKING
                                   (1998-1999)                              PARTNERS

                              -    DIRECTOR OF INVESTMENTS AT          -    DOMAIN PARTNERS
                                   METLIFE INVESTMENTS LTD.
                                   (1995-1998)                         -    DOUGHTY HANSON FUND

                                                                       -    WILLIS STEIN PARTNERS

                                                                       -    FALCON MEZZANINE
                                                                            PARTNERS

                                                                       -    PREMIRA EUROPE II

                                                                       -    PREMIRA EUROPE III

                                                                       -    BC PARTNERS

                                                                       -    CHARTERHOUSE CAPITAL
                                                                            PARTNERS

GARY R. HOLT (44)             -    INVESTMENT OFFICER AND PORTFOLIO    --                                     2
                                   MANAGER FOR WASHINGTON STATE
TRUSTEE (NOVEMBER 2002)            INVESTMENT BOARD (2000 - PRESENT)

                              -    MONEY MANAGER, FRANK RUSSELL
                                   COMPANY (1995 - 2000)

OFFICERS (2)

WESLEY R. EDENS (44)          -    PRINCIPAL OF FORTRESS INVESTMENT    -    OFFICER OF 3 OTHER                --
                                   GROUP LLC (MAY 1998 TO PRESENT)          INVESTMENT COMPANIES
CHIEF EXECUTIVE OFFICER                                                     ADVISED BY THE
(NOVEMBER 1999)                                                             ADVISOR.

RANDAL A. NARDONE (50)        -    PRINCIPAL OF FORTRESS INVESTMENT    -    OFFICER OF 3 OTHER                --
                                   GROUP LLC (MAY 1998 TO PRESENT)          INVESTMENT COMPANIES
VICE PRESIDENT, CHIEF                                                       ADVISED BY THE
OPERATING OFFICER AND                                                       ADVISOR
SECRETARY (NOVEMBER 1999)


JEFFREY R. ROSENTHAL (55)     -    CHIEF FINANCIAL OFFICER AND         -    OFFICER OF 3 OTHER                --
                                   TREASURER OF FIG ADVISORS LLC            INVESTMENT COMPANIES
CHIEF FINANCIAL OFFICER AND        (JULY 2002 TO PRESENT)                   ADVISED BY THE
TREASURER (JULY 2000)                                                       ADVISOR
                              -    EXECUTIVE VICE PRESIDENT AND
                                   CHIEF OPERATING OFFICER OF
                                   STARWOOD CAPITAL GROUP (APRIL
                                   1997 TO JUNE 2002)


ROBERT I. KAUFFMAN (42)       -    PRINCIPAL OF FORTRESS INVESTMENT    -    OFFICER OF 3 OTHER                --
                                                                            INVESTMENT

PRESIDENT (NOVEMBER 1999)          GROUP LLC (MAY 1998 TO PRESENT)          COMPANIES ADVISED BY
                                                                            THE ADVISOR

LILLY H. DONOHUE (34)         -    MANAGING DIRECTOR OF FORTRESS       -    OFFICER OF 3 OTHER                --
                                   INVESTMENT GROUP LLC (MAY 1998 TO        INVESTMENT COMPANIES
VICE PRESIDENT AND                 PRESENT)                                 ADVISED BY THE
ASSISTANT SECRETARY                                                         ADVISOR
(NOVEMBER 1999)

(1) Each Trustee serves an indefinite term until his or her resignation, death or removal.

(2) Officers are elected to annual terms by the Trustees; the date of the last election was February 28, 2005.

(3) The address for each Trustee and Officer is c/o Fortress, 1345 Avenue of the Americas, 46th Floor, New York, NY 10105.

(4) Interested Trustee is defined by section 2 (19)(A) of the Investment Company Act of 1940.

Aggregate remuneration paid by the company during the year to all trustees equals $63,750.

The Statement of Additional Information includes additional information about trustees and is available upon request without charge by calling collect (212) 798-6100.

II. Proxy Voting

A description of the policies and procedures that Fortress Registered Investment Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC's website at http://www.sec.gov.

Information regarding how Fortress Registered Investment Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling collect (212) 798-6100 and
(ii) on the SEC's website at http://www.sec.gov.

III. Portfolio Holdings

Fortress Registered Investment Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fortress Registered Investment Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following table depicts the portfolio holdings of the registrant as of December 31, 2005, by industry based on the net asset value of each investment:

Telecommunications                          52.7%
Real Property and Real Property Companies   20.4%
Senior Living                               16.7%
Loan Servicing                               4.2%
Nonperforming Mortgage Loans                 3.9%
Government Securities                        1.2%
Mortgage Loans                               0.9%

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) Not applicable.

(c) During the period covered by the report, the Code of Ethics was amended to comply with the new code of ethics requirements under Rule 17j-1 promulgated under the Investment Company Act of 1940.

(d) During the period covered by the report, the Registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Mr. Dennis Porterfield is the audit committee financial expert and is "independent" pursuant to the general instructions of Form N-CSR Item 3. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of
Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $295,000 for fiscal year 2004 and $410,000 for fiscal year 2005.

(b) Audit-Related Fees. Not applicable.

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years by the principal accountant for tax services were $243,562 for fiscal year 2004 and $296,610 for fiscal year 2005.

(d) All Other Fees. Not applicable.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures, pursuant to Item 4 of Form N-CSR:

The Audit Committee pre-approves all audit, review and attest engagements required under the securities laws and regulations provided by Ernst & Young, the Registrant's independent auditors. The Audit Committee also approves all non-audit services, including tax services, provided to the Registrant by Ernst & Young and verifies, at the time of pre-approval, that such pre-approved non-audit services would not be prohibited services under securities regulations. The Audit Committee pre-approves all non-audit services provided to the Registrant's investment advisor and to affiliates of the investment adviser that provide ongoing services to the Registrant, but only if the non-audit services have a direct impact on the operations or financial reporting of the Registrant.

(e)(2) All of the services described in each of paragraphs (b) through (d) of
Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) There were no non-audit fees billed by the Registrant's accountant for services rendered to the Registrant other than those described in item 4(c) or 4(d) above, Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for fiscal year 2004 and for fiscal year 2005.

(h) The Registrant's audit committee of the board of trustees has not considered whether the provision of non-audit services to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence because no such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the audited financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, FIG Advisors, LLC. The Proxy Voting Policies and Procedures of the Advisor (the "Proxy Voting Policies") are as follows:

                          FORTRESS INVESTMENT GROUP LLC

                       PROXY VOTING POLICY AND PROCEDURES

This policy has been adopted by Fortress Investment Group LLC to facilitate the voting of proxies relating to portfolio securities of clients with respect to which Fortress Investment Group LLC or any of its affiliates that are subject to the Investment Advisers Act of 1940, as amended (collectively "Fortress"). In connection with these investment advisory services, Fortress exercises voting responsibilities for its clients through its corporate proxy voting process.

Each of Fortress Registered Investment Trust, Fortress Investment Trust II LLC, Fortress Brookdale Investment Fund LLC and Fortress Pinnacle Investment Fund LLC have delegated to Fortress the authority to vote proxies relating to its portfolio securities in accordance with this policy.

This policy is intended by Fortress (i) to constitute "written policies and procedures" as described in Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended and (ii) to constitute proxy voting policies and procedures referred to in Item 18 of Form N-2 adopted under the Investment Company Act of 1940, as amended.

                                      INDEX

                                                                            PAGE
                                                                            ----
Definitions..............................................................     3

Objective................................................................     4

Resolutions of Conflicts of Interest.....................................     4

Proxy Voting Coordinator.................................................     5

Assembling Voting Information............................................     6

Portfolio Managers.......................................................     6

Accumulating Voting Results..............................................     6

Communicating Votes......................................................     7

Record of Voting Delegation..............................................     7

Annual review of Policy Function.........................................     7

Disclosure and Comments on Voting........................................     8

Joining Insurgent or Voting Committees...................................     8

Social Issues............................................................     8

Recordkeeping ...........................................................     8

DEFINITIONS

"Client" means any person with whom Fortress has a contract to perform discretionary investment management services and for whom Fortress is authorized by the contract or required by applicable law to vote or consider voting securities held in the Client's account.

"Compliance Officer" means the Director of Compliance, Fortress Investment Group LLC.

"Conflict of Interest" means, as to any Client, any conflict between a pecuniary interest of Fortress or any of its affiliates (other than such Client, if deemed an affiliate) and the duties of Fortress to the Client.

"Fortress" means Fortress Investment Group LLC and each of its affiliates that is subject to registration under the Investment Advisers Act of 1940, as amended, or is otherwise subject to the rules and regulations thereunder generally, including, specifically, Rule 206(4)-6.

"Proxy Voting Coordinator" means the individual appointed from time to time by the Investment Committee to perform the proxy voting coordination functions described in this policy.

"Social Issues" means any issue presented for a vote of holders of any security which is held in an account on behalf of a Client which may reasonably be interpreted as (i) unrelated in any substantial respect to the voting objective of this policy and (ii) intended to promote directly or indirectly the interests of persons who are not holders of the relevant security.

"Investment Committee" means the Investment Committee of Fortress Investment Group LLC or such committee to which it shall have delegated the functions of the Investment Committee hereunder.

"Voting Results" means the specific information described under the caption "Accumulating Voting Results."

OBJECTIVES

This policy defines procedures for voting securities held on behalf of each Client in respect of which Fortress has the discretionary authority to vote, to ensure that such securities are voted for the benefit of and in the best interest of the Client. The objective of voting a security in each case under this policy is to seek to enhance the value of the investment which the security represents or to reduce the potential for a decline in the value of the investment which the security represents. With respect to Fortress's private equity fund Clients, each vote (including, without limitation, each vote relating to corporate governance matters) will be considered in light of such Clients' possible strategic objective of seeking to influence the management of or control of a company; to the extent that a particular vote has strategic importance in connection with achieving such objective, Fortress will vote the applicable security taking this additional objective into account.

This policy does not prescribe voting requirements or specific voting consideration. Instead, this policy provides procedures for (i) assembling voting information and applying the informed expertise and judgment of Fortress's personnel on a timely basis in pursuit of the above stated voting objectives and (ii) addressing conflicts of interest.

A further element of this policy is that while voting on all issues presented should be considered, voting on all issues is not required. Some issues presented for a vote of security holders are not relevant to this policy's voting objective, or it is not reasonably possible to ascertain what effect, if any, a vote on a given issue may have on the value of an investment. Accordingly, Fortress may abstain from voting or decline a vote in those cases where, in Fortress's judgments (i) there is no relationship between the issue and the enhancement or preservation of an investment's value or (ii) the achievement of the Client's investment objectives are not reasonably likely to be a function of the outcome of decisions or issues presented by the vote.

It is also important to the pursuit of this policy's voting objectives that Fortress be able to substitute its judgment in any specific situation for a presumption in this policy where strict adherence to the presumption could reasonably be expected by Fortress, based upon the information then available, to be inconsistent with the objectives of this policy, as set forth above. Accordingly, Fortress understands that it may substitute its judgment in a specific voting situation described in the preceding sentence, except where explicitly prohibited by a Client or this policy.

Resolutions of Conflicts of Interest

It is unlikely that conflicts of interest will arise in the context of Fortress's proxy voting, because Fortress does not engage in investment banking, the advising of public companies or, except in cases where it exercises control, the managing of public companies.

In addition, insofar as Fortress refers discretionary votes to its portfolio managers, Fortress's Compliance Department monitors all relationships between portfolio managers and their immediate families, on the one hand, and issuers soliciting proxies from Fortress's Clients, on the other hand. If a portfolio manager conflict is identified with respect to a given proxy vote, the Investment Committee will remove such vote from the conflicted portfolio manager and will instead consider and cast the vote.

CERTAIN ADVISORY OR OTHER AGREEMENTS BETWEEN FORTRESS AND SPECIFIC CLIENTS SET FORTH PROCEDURES WHICH MUST BE FOLLOWED FOR IDENTIFIED RELATED PARTY OR CONFLICT OF INTEREST TRANSACTIONS. IN THESE CIRCUMSTANCES, VOTES WHICH PRESENT CONFLICTS OF INTEREST TO WHICH SUCH PROCEDURES APPLY WILL BE RESOLVED BY RECOURSE TO THE PROCEDURES MANDATED BY SUCH AGREEMENTS; IN MANY OF THESE CASES, SUCH PROCEDURES MANDATE REFERRING THE MATTER TO THE CLIENT'S ADVISORY BOARD, BOARD OF DIRECTORS OR BOARD OF TRUSTEES, AS THE CASE MAY BE, AND FORTRESS INTENDS TO USE ITS REASONABLE BEST EFFORTS TO ENSURE THAT RECOURSE TO SUCH BODIES IS EFFECTED IN A TIMELY MANNER WHERE FAILURE TO DO SO MIGHT REASONABLY BE EXPECTED TO HAVE AN ADVERSE EFFECT ON THE VALUE OF THE INVESTMENT REPRESENTED BY THE APPLICABLE SECURITY.

In the event that a potential material conflict of interest does arise and is not addressed by the foregoing procedures, the primary means by which Fortress avoids a material conflict of interest in the voting of proxies for its clients is by casting such votes solely in the interests of its clients and in the interests of maximizing the value of their portfolio holdings.

Proxy Voting Coordinator

The Investment Committee shall appoint a Proxy Voting Coordinator. The Proxy Voting Coordinator shall discharge the following function in effectuating this policy:

     (i) Collecting and assembling proxy statement and other communication pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions, and providing those materials to the appropriate portfolio managers to permit timely voting of proxies;

     (ii) Collecting recommendations, analysis, commentary and other information respecting subjects of proxy votes, from service providers engaged by Fortress and other services specified by portfolio managers, and providing this information to the appropriate portfolio managers to permit evaluation of proxy voting issues;

     (iii) Providing to appropriate portfolio managers any specific voting instructions from Clients that are entitled to provide such instructions under the applicable investment advisory agreement;

     (iv) Collecting proxy votes or instructions from portfolio managers, and transmitting the votes or instructions to the appropriate custodians, brokers, nominees or other persons (which may include proxy voting services or agents engaged by Fortress);

     (v) Accumulating Voting Results as set forth in this policy and transmitting that information to the Compliance Officer in a timely manner; and

     (vi) Participating in the annual review of the policy function as set forth in this policy.

THE PROXY VOTING COORDINATOR MAY, WITH THE INVESTMENT COMMITTEE'S APPROVAL, DELEGATE ANY PORTION OR ALL OF ANY ONE OR MORE OF THESE FUNCTIONS TO ONE OR MORE OTHER INDIVIDUALS EMPLOYED BY FORTRESS. ANY PORTION OR ALL OF ANY ONE OR MORE OF THESE FUNCTIONS MAY BE PERFORMED BY SERVICE PROVIDERS ENGAGED BY FORTRESS.

Assembling Voting Information

The Proxy Voting Coordinator shall obtain proxy statements and other communications pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions to custodians, brokers, nominees, tabulators or others in a manner to permit voting on relevant issues in a timely manner. Fortress may engage service provides and other third parties to assemble this information, digest, abstract the information where necessary or desirable, and deliver it to the individuals assigned by Fortress to evaluate proxy voting issues.

Portfolio Managers

The portfolio manager responsible for a particular Client (i.e., the particular Fortress entity providing investment advisory services to such Client and the senior personnel responsible for such entity's investment decisions) is responsible for the timely voting (or determining not to vote in the appropriate cases) of proxies relating to the securities held on behalf of such Client in accordance with this policy. The portfolio manager may, to the extent not prohibited by agreement(s) setting forth its contractual obligations to such Client, and consistent with its fiduciary duties, delegate voting responsibilities to one or more other portfolio managers or other individuals. Portfolio managers are authorized to consider voting recommendations and other information and analysis provided by service providers (including proxy voting services) engaged by Fortress.

Accumulating Voting Results

The Proxy Voting Coordinator is responsible for reporting the following information respecting the voting of each proxy to the Compliance Officer, as to each matter relating to a portfolio security held for a Client, considered at a shareholder meeting, and with respect to which the Client was entitled to vote:

     (i)  The name of the issuer of the portfolio security;

     (ii) The exchange ticker symbol of the portfolio security;

     (iii) The CUSIP number for the portfolio security;

     (iv) The shareholder meeting date;

     (v)  A brief identification of the matter voted on;

     (vi) Whether a vote was cast on the matter;

     (vii) How the vote was cast on the matter (e.g., for or against the proposal, or abstain, etc.);

     (viii) Whether a vote was cast for or against management.

The foregoing information must be delivered to the Compliance Officer no later than July 31, for each 12 month period ending on the preceding June 30. Fortress may use third party service providers to record, accumulate and deliver the foregoing information to the Compliance Officer. The Proxy Voting Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more other individuals employed by Fortress.

Communicating Votes

The Proxy Voting Coordinator shall communicate decisions on proxy votes to the custodian or to other persons who transmit or record votes on portfolio securities held by or for each Client in a timely manner. The Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more individuals employed by Fortress. Fortress may engage one or more service providers to facilitate timely communication of proxy votes. Fortress is not responsible for voting proxies that are not forwarded on a timely basis. Fortress does not control the setting of record dates, shareholder meeting dates or the timing of distribution of proxy materials and ballots relating to shareholder votes as a general matter.

Record of Voting Delegation

The Compliance Officer shall maintain a list of all Clients with a specification as to each Client whether or not Fortress is authorized to vote proxies respecting the Client's portfolio securities.

Annual Review of Policy Function

The Compliance Officer shall conduct a periodic review, no less often than annually, which shall comprise the following elements:

     (i) Review a sample of the record of voting delegation maintained by the Compliance Officer against Voting Results to determine if Fortress is exercising its authority to vote proxies on portfolio securities held on behalf of the selected Clients;

     (ii) Request and review voting data to determine if timely communication of proxy votes is reasonably accomplished during the relevant period;

     (iii) Meet with the Proxy Voting Coordinator to review the voting of proxies, communication of proxy votes, accumulation of Voting Results and the general functioning of this policy; and

     (iv) Prepare a written report to the Investment Committee respecting the foregoing items.

Disclosure and Comments on Voting

Fortress will provide a copy of these policies and procedures to Clients upon request. Clients may also obtain information on how portfolio securities held on their behalf were voted by written request and addressed to Fortress "Proxy Voting Coordinator". It is the policy of Fortress not to comment on specific proxy votes with respect to securities held for a Client in response to inquiries from persons who are not specifically or authorized representative of such Client. The Investment Committee may authorize comments in specific cases, in its discretion.

Joining Insurgent or Voting Committees

It is the policy of Fortress, for itself and its Clients, not to join any insurgent or voting committee or similar group unless doing so is consistent with the Client's investment objective. The Investment Committee may, in other circumstances, approve participation in any such committee or group in its discretion, and shall advise the authorized representative of the Client of any such action.

Social Issues

It is the presumption of this policy that proxies shall not be voted on Social Issues, unless the advisory agreement with the Client provides otherwise. The Investment Committee may approve voting of any security held on behalf of a Client on any Social Issue.

Recordkeeping

The Compliance Officer shall maintain the following records:

     (i)  Copies of this policy as from time to time revised or supplemented;

     (ii) A copy of each proxy statement that Fortress receives regarding Client securities;

     (iii) Voting Results for each Client;

     (iv) A copy of any document created by Fortress that was material to making a decision on how to vote proxies on behalf of a Client;

     (v) A copy of each written Clients request for information on how Fortress voted proxies on behalf of the Client and Fortress's response thereto;

     (vi) Communications to Client respecting Conflicts of Interest; and

     (vii) All written reports arising from annual reviews of policy function.

The Compliance Officer shall maintain and preserve in his office the foregoing records for a period of not less than five years from the end of Fortress' fiscal year during which the last entry was made on the record the first two years in an appropriate office of Fortress. The Compliance Officer may use the Securities and Exchange Commission's EDGAR database for the items referred to in item (ii) above, and the Investment Committee may authorize the Compliance Officer to engage one or more service providers to perform any portion of this recordkeeping function provided (1) the function is performed in compliance with applicable governmental regulations and (2) each service provider provides a written undertaking to furnish the records to Fortress promptly upon request.

As adopted, November 12, 2003

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has not been changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affect, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.

(b) Certification pursuant to Rule 30a-2(b) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Registered Investment Trust


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: March 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    ---------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: March 10, 2006


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: March 10, 2006